Voya Large Cap Value Portfolio Annual Fund Operating Expenses - Voya Large Cap Value Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2026
Class ADV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%	[1]
Distribution and Service (12b-1) Fees	0.60%	[1]
Other Expenses (as a percentage of Assets):	0.13%	[1]
Expenses (as a percentage of Assets)	1.47%	[1]
Fee Waiver or Reimbursement	(0.18%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.29%	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.13%	[1]
Expenses (as a percentage of Assets)	0.87%	[1]
Fee Waiver or Reimbursement	(0.18%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.69%	[1]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.02%	[1]
Expenses (as a percentage of Assets)	0.76%	[1]
Fee Waiver or Reimbursement	(0.07%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.69%	[1]
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.13%	[1]
Expenses (as a percentage of Assets)	1.12%	[1]
Fee Waiver or Reimbursement	(0.18%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.94%	[1]
Class S2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%	[1]
Distribution and Service (12b-1) Fees	0.40%	[1]
Other Expenses (as a percentage of Assets):	0.13%	[1]
Expenses (as a percentage of Assets)	1.27%	[1]
Fee Waiver or Reimbursement	(0.18%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.09%	[1]

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 1.29%, 0.69%, 0.69%, 0.94%, and 1.09% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. Termination or modification of these obligations requires approval by the Portfolio’s Board of Trustees (the “Board”).